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                                                                         Class S

                       Frank Russell Investment Company
                        Supplement Dated April 16, 1997
                     to the Prospectus dated July 8, 1996
                    as Supplemented through March 10, 1997

Effective April 16, 1997, Frank Russell Investment Company makes the following change to the Class S prospectus:

In the section captioned "INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS," under the subsection - Investment Objectives - Volatility Constrained Bond Fund, the second paragraph shall be revised to read in its entirety as follows:

     The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.
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                                                                         Class C

                       Frank Russell Investment Company
                        Supplement Dated April 16, 1997
                     to the Prospectus dated July 8, 1996
                    as Supplemented through March 10, 1997

Effective April 16, 1997, Frank Russell Investment Company makes the following change to the Class C prospectus:

In the section captioned "INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS," under the subsection - Investment Objectives - Volatility Constrained Bond Fund, the second paragraph shall be revised to read in its entirety as follows:

     The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.

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                                                              External Fee Funds

                       Frank Russell Investment Company
                        Supplement Dated April 16, 1997
                     to the Prospectus dated July 8, 1996
                    as Supplemented through March 10, 1997

Effective April 16, 1997, Frank Russell Investment Company makes the following change to the External Fee Funds prospectus:

In the section captioned "INVESTMENT OBJECTIVES, RESTRICTIONS, POLICIES, AND RISKS," under the subsection - Investment Objectives - Fixed Income II Bond Fund, the second paragraph shall be revised to read in its entirety as follows:

     The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.